Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 bank store	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of banks	1
Number of financial services retailer stores	33
Proceeds from sale of loans held for sale	$ 63,573,000	$ 76,277,000	$ 60,822,000
Gain on sales of loans	955,000	1,220,000	2,728,000
Loans, held for sale	6,225,000	15,183,000
Loans Held-for-sale, Consumer, Installment, Student	3,100,000	3,800,000
Loans Held-for-sale, Mortgages	3,100,000	11,400,000
Federal Home Loan Bank Stock, Membership Requirement	5,000,000
Federal Home Loan Bank Stock, Borrowing Requirement	15,500,000
Other Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Foreclosed assets	4,500,000	2,500,000
Federal Home Loan Bank Certificates and Obligations (FHLB) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restricted investments in bank stock	20,500,000
Atlantic Central Bankers Bank (ACBB) Stock [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restricted investments in bank stock	65,000
SBA Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from sale of loans held for sale	0	0	12,100,000
Gain on sales of loans			$ 1,900,000
Maximum [Member] | Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Sale of loans held for sale, period from funding date to sale date	30 days